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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 Investment Company Act file number 811-21374

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                          PIMCO Income Strategy Fund
              (Exact name of registrant as specified in charter)

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                       1633 Broadway, New York, NY 10019
              (Address of principal executive offices) (Zip code)

                              William G. Galipeau
                           650 Newport Center Drive
                            Newport Beach, CA 92660
                    (Name and address of agent for service)

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      Registrant's telephone number, including area code: (844) 337-4626

                       Date of fiscal year end: July 31

            Date of reporting period: July 1, 2017 to June 30, 2018

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21374
Reporting Period: 07/01/2017 - 06/30/2018
PIMCO Income Strategy Fund









========================== PIMCO Income Strategy Fund ==========================


CAESARS ENTERTAINMENT CORPORATION

Ticker:       CZR            Security ID:  127686103
Meeting Date: MAY 30, 2018   Meeting Type: Annual
Record Date:  APR 04, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark Frissora            For       For          Management
1.2   Elect Director James Hunt               For       For          Management
1.3   Elect Director John Dionne              For       For          Management
1.4   Elect Director Richard Schifter         For       Withhold     Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Other Business                          For       Against      Management


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FORBES ENERGY SERVICES LTD.

Ticker:       FRB            Security ID:  345143200
Meeting Date: JUN 18, 2018   Meeting Type: Annual
Record Date:  MAY 17, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Lawrence 'Larry' First   For       Withhold     Management
1.2   Elect Director Brett G. Wyard           For       Withhold     Management
2     Ratify BDO USA, LLP as Auditors         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   Three     One Year     Management
                                              Years


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OCEAN RIG UDW INC.

Ticker:       ORIG           Security ID:  G66964118
Meeting Date: MAR 05, 2018   Meeting Type: Annual
Record Date:  JAN 31, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Ratify Ernst & Young (Hellas)           For       Against      Management
      Certified Auditors Accountants S.A as
      Auditors
2     Amend Articles Regarding Director and   For       Against      Management
      Officer Indemnification


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TOWERGATE INSURANCE LTD.

Ticker:                      Security ID:  0547889U0
Meeting Date: MAY 15, 2018   Meeting Type: Annual
Record Date:  MAY 11, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Re-elect John Tiner as Director         For       For          Management
2     Re-elect David Ross as Director         For       For          Management
3     Re-elect Antonios Erotocritou as        For       For          Management
      Director
4     Re-elect Clive Bouch as Director        For       For          Management
5     Re-elect Patrick Butler as Director     For       For          Management
6     Re-elect Christine Dandridge as         For       For          Management
      Director
7     Re-elect Feilim Mackle as Director      For       For          Management
8     Re-elect Vahe Dombalagian as Director   For       For          Management
9     Re-elect Matthew Raino as Director      For       For          Management
10    Re-elect Scot French as Director        For       For          Management
11    Re-elect Aurelio Cusaro as Director     For       For          Management
12    Re-elect Matthieu Boulanger as Director For       For          Management
13    Accept Financial Statements and         For       For          Management
      Statutory Reports
14    Reappoint Deloitte LLP as Auditors      For       For          Management
15    Authorise Board to Fix Remuneration of  For       For          Management
      Auditors

========== END NPX REPORT

                                  Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Income Strategy Fund

By:  /s/ Peter G. Strelow
     Peter G. Strelow,
     President (Principal Executive Officer)

Date: August 29, 2018

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